SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        April 9, 2012
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           38
                                        -------------

Form 13F Information Table Value Totals     $ 457,597
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APPLIED MATERIALS INC COM	COM	038222105	10802135.55	1000	10802	867990	SH		SOLE		0	0	867990
AT&T INC COM	COM	00206R102	10332133.2	1000	10332	330840	SH		SOLE		0	0	330840
BARRICK GOLD CORP COM	COM	067901108	4752364	1000	4752	109300	SH		SOLE		0	0	109300
BRISTOL-MYERS SQUIBB CM	COM	110122108	12863812.5	1000	12864	381150	SH		SOLE		0	0	381150
CHEVRON CORP COM	COM	166764100	12596102.9	1000	12596	117490	SH		SOLE		0	0	117490
CHUBB CORP COM	COM	171232101	11907653	1000	11908	172300	SH		SOLE		0	0	172300
CISCO SYSTEMS INC COM	COM	17275R102	393390	1000	393	18600	SH		SOLE		0	0	18600
CME GROUP INC COM	COM	12572Q105	1994641.02	1000	1995	6894	SH		SOLE		0	0	6894
CONOCOPHILLIPS CORP COM	COM	20825C104	13782133.2	1000	13782	181320	SH		SOLE		0	0	181320
CORNING INC CM	COM	219350105	6613376	1000	6613	469700	SH		SOLE		0	0	469700
COVIDIEN PLC COM	COM	G2554F113	11108242	1000	11108	203150	SH		SOLE		0	0	203150
ELI LILLY & CO COM	COM	532457108	241590	1000	242	6000	SH		SOLE		0	0	6000
FRANCE TELECOM SA ADR	ADR	35177Q105	218295	1000	218	14700	SH		SOLE		0	0	14700
GILEAD SCIENCES INC COM	COM	375558103	2908733.52	1000	2909	59532	SH		SOLE		0	0	59532
HEINZ H J CO COM	COM	423074103	276318	1000	276	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	13084846.5	1000	13085	214330	SH		SOLE		0	0	214330
HUNTINGTON BANCSHARES INC COM	COM	446150401	2696750	1000	2697	2345	SH		SOLE		0	0	2345
INTEL CORP COM	COM	458140100	12075223.81	1000	12075	429494	SH		SOLE		0	0	429494
ISHARES MSCI EMERGING MKTS	ETF	464287234	3447839.32	1000	3448	80285	SH		SOLE		0	0	80285
MEDTRONIC INC COM	COM	585055106	382102.5	1000	382	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2482578	1000	2483	128100	SH		SOLE		0	0	128100
NORFOLK SOUTHERN CORP COM	COM	655844108	11503397.52	1000	11503	174744	SH		SOLE		0	0	174744
ONEOK INC CM (NEW)	COM	682680103	3103080	1000	3103	38000	SH		SOLE		0	0	38000
ORACLE CORP COM	COM	68389X105	10914588	1000	10915	374300	SH		SOLE		0	0	374300
PEPSICO INC COM	COM	713448108	10434864.5	1000	10435	157270	SH		SOLE		0	0	157270
PNC FINL CORP COM	COM	693475105	4489406.86	1000	4489	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	211918506.8	1000	211919	3153080	SH		SOLE		0	0	3153080
ROYAL DUTCH SHELL PLC COM CLASS A	COM	780259206	242646.08	1000	243	3459.947	SH		SOLE		0	0	3459.947
RPM INTERNATIONAL INC COM	COM	749685103	751653	1000	752	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4899499.2	1000	4899	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	9521086.05	1000	9521	300255	SH		SOLE		0	0	300255
ST JUDE MED INC COM	COM	790849103	9470996.64	1000	9471	213744	SH		SOLE		0	0	213744
TELEFLEX INC COM	COM	879369106	207910	1000	208	3400	SH		SOLE		0	0	3400
TIME WARNER INC COM	COM	887317303	11343837.25	1000	11344	300499	SH		SOLE		0	0	300499
TITANIUM METALS CORP. COM	COM	888339207	5506648.2	1000	5507	406095	SH		SOLE		0	0	406095
TORONTO DOMINION BK ONT COM NEW	COM	891160509	11228691	1000	11229	132180	SH		SOLE		0	0	132180
VANGUARD FUNDS MSCI EMERGING MARKETS ETF	ETF	922042858	5619019.14	1000	5619	129262	SH		SOLE		0	0	129262
WELLS FARGO COMPANY COM	COM	949746101	11480599.2	1000	11481	336280	SH		SOLE		0	0	336280